CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD USD ($)
Net revenues	331,241	167,589	63,894	$ 52,629
Cost of revenues	(104,814)	(61,049)	(28,448)	(16,654)
Gross profit	226,427	106,540	35,446	35,975
Operating expenses:
Selling and marketing expenses	(110,521)	(57,867)	(16,574)	(17,560)
General and administrative expenses	(64,310)	(24,338)	(8,631)	(10,218)
Research and development expenses	(11,796)	(381)	(8)	(1,874)
Total operating expenses	(186,627)	(82,586)	(25,213)	(29,652)
Operating income	39,800	23,954	10,233	6,323
Interest income, net	5,077	1,876	1,189	807
Foreign currency exchange (loss)/income, net	8,911		(3)	1,416
Other income, net	1,562	898	6	248
Income before income tax	55,350	26,728	11,425	8,794
Income tax expenses	(18,107)	(10,011)	(5,748)	(2,877)
Net income attributable to Jiayuan.com International Ltd.	37,243	16,717	5,677	5,917
Accretion of redeemable convertible preferred shares	(3,222)	(8,690)	(7,976)	(512)
Income allocated to participating preferred shareholders	(12,681)	(16,717)	(5,677)	(2,015)
Net (loss)/income attributable to ordinary shareholders	21,340	(8,690)	(7,976)	$ 3,390
Net (loss)/income per share:
Basic (in CNY and dollars per share)	0.54	(0.32)	(0.29)	$ 0.09
Diluted (in CNY and dollars per share)	0.50	(0.32)	(0.29)	$ 0.08
Weighted average shares used in calculating net (loss)/income per share, basic (in shares)	39,647,790	27,272,727	27,272,727	39,647,790
Weighted average shares used in calculating net (loss)/income per share, diluted (in shares)	42,384,833	27,272,727	27,272,727	42,384,833
Net (loss)/income per ADS:
Basic (in CNY and dollars per share)	0.81	(0.48)	(0.44)	$ 0.13
Diluted (in CNY and dollars per share)	0.76	(0.48)	(0.44)	$ 0.12
Weighted average shares used in calculating net (loss)/income per ADS, basic (in shares)	26,431,860	18,181,818	18,181,818	26,431,860
Weighted average shares used in calculating net (loss)/income per ADS, diluted (in shares)	28,256,555	18,181,818	18,181,818	28,256,555